STF Tactical Growth ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 9.7%
Accommodation - 0.1%
Marriott International, Inc. - Class A	450	$61,205

Administrative and Support Services - 0.2
Atlassian Corp. PLC - Class A (a)(b)	210	39,354
Booking Holdings, Inc. (a)	58	101,441
PayPal Holdings, Inc. (a)	1,606	112,163
		252,958
Apparel Manufacturing - 0.0% (c)
Lululemon Athletica, Inc. (a)	172	46,889

Beverage and Tobacco Product Manufacturing - 0.3%
Keurig Dr. Pepper, Inc.	1,867	66,073
Monster Beverage Corp. (a)	717	66,466
PepsiCo, Inc.	1,803	300,488
		433,027
Broadcasting (except Internet) - 0.2%
Comcast Corp. - Class A	5,985	234,851
Sirius XM Holdings, Inc.	5,194	31,839
		266,690
Chemical Manufacturing - 0.5%
Amgen, Inc.	734	178,582
AstraZeneca PLC - ADR (b)	758	50,081
Biogen, Inc. (a)	201	40,992
Gilead Sciences, Inc.	1,672	103,346
Moderna, Inc. (a)	563	80,425
Regeneron Pharmaceuticals (a)	151	89,261
Seagen, Inc. (a)	247	43,704
Vertex Pharmaceuticals, Inc. (a)	342	96,372
		682,763
Clothing and Clothing Accessories Stores - 0.1%
Charter Communications, Inc. - Class A (a)	241	112,916
Ross Stores, Inc.	478	33,570
		146,486
Computer and Electronic Product Manufacturing - 3.6%
Advanced Micro Devices, Inc. (a)	2,252	172,210
Alphabet, Inc. - Class A (a)	250	544,815
Alphabet, Inc. - Class C (a)	254	555,612
Analog Devices, Inc.	712	104,016
Apple, Inc.	13,028	1,781,188
Broadcom, Inc.	548	266,224
Cisco Systems, Inc.	5,357	228,422
Fortinet, Inc. (a)	1,138	64,388
Honeywell International, Inc.	898	156,081
IDEXX Laboratories, Inc. (a)	116	40,685
Illumina, Inc. (a)	220	40,559
Intel Corp.	5,408	202,313
Lam Research Corp.	197	83,952
Marvell technology, Inc.	1,174	51,104
Microchip Technology, Inc.	757	43,967
Micron Technology, Inc.	1,528	84,468
NVIDIA Corp.	2,929	444,007
NXP Semiconductors (b)	355	52,551
QUALCOMM, Inc.	1,497	191,227
Skyworks Solutions, Inc.	234	21,678
Texas Instruments, Inc.	1,221	187,607
		5,317,074
Data Processing Hosting and Related Services - 0.2%
Airbnb, Inc. - Class A (a)	525	46,767
Automatic Data Processing, Inc.	557	116,992
Fiserv, Inc. (a)	890	79,183
Verisk Analytics, Inc.	219	37,907
		280,849
Food Manufacturing - 0.1%
The Kraft Heinz Co.	1,643	62,664
Mondelez International, Inc. - Class A	1,834	113,873
		176,537
Food Services and Drinking Places - 0.1%
Cintas Corp.	146	54,535
Starbucks Corp.	1,548	118,252
		172,787
General Merchandise Stores - 0.2%
Costco Wholesale Corp.	585	280,379
Dollar Tree, Inc. (a)	291	45,352
		325,731
Health and Personal Care Stores - 0.0% (c)
Walgreens Boots Alliance, Inc.	1,147	43,471

Machinery Manufacturing - 0.2%
Applied Materials, Inc.	1,200	109,176
ASML Holding - ADR (b)	116	55,202
KLA Corp.	210	67,007
		231,385
Merchant Wholesalers, Durable Goods - 0.1%
Copart, Inc. (a)	317	34,445
Fastenal Co.	768	38,339
		72,784
Miscellaneous Manufacturing - 0.1%
Align Technology, Inc. (a)	110	26,034
Dexcom, Inc. (a)	548	40,842
Intuitive Surgical, Inc. (a)	493	98,950
		165,826
Motor Vehicle and Parts Dealers - 0.0% (c)
O'Reilly Automotive, Inc. (a)	92	58,122

Nonstore Retailers - 0.1%
Amazon.com, Inc. (a)	8,362	888,128
eBay, Inc.	779	32,461
JD.com, Inc. - ADR (b)	811	52,082
MercadoLibre, Inc. (a)	75	47,765
Pinduoduo, Inc. - ADR (a)(b)	635	39,243
		1,059,679
Other Information Services - 0.3%
Meta Platforms, Inc. - Class A (a)	2,824	455,370
VeriSign, Inc. (a)	151	25,267
		480,637
Professional, Scientific and Technical Services - 0.2%
Baidu, Inc. - ADR (a)(b)	342	50,866
Cognizant Technology Solutions - Class A	696	46,973
Match Group, Inc. (a)	398	27,737
Palo Alto Networks, Inc. (a)	137	67,670
Paychex, Inc.	486	55,341
Workday, Inc. - Class A (a)	268	37,407
Zscaler, Inc. (a)	202	30,201
		316,195
Publishing Industries (except Internet) - 1.6%
Activision Blizzard, Inc.	1,026	79,884
Adobe Systems, Inc. (a)	646	236,475
ANSYS, Inc. (a)	122	29,193
Autodesk, Inc. (a)	304	52,276
Cadence Design System, Inc. (a)	377	56,561
Crowdstrike Holdings, Inc. - Class A (a)	297	50,062
Datadog, Inc. - Class A (a)	378	36,001
DocuSign, Inc. (a)	291	16,698
Electronic Arts, Inc.	380	46,227
Intuit, Inc.	386	148,780
Microsoft Corp.	6,025	1,547,401
Okta, Inc. (a)	219	19,798
Splunk, Inc. (a)	235	20,788
Synopsys, Inc. (a)	212	64,384
		2,404,528
Rail Transportation - 0.1%
CSX Corp.	2,889	83,954

Rental and Leasing Services - 0.1%
Netflix, Inc. (a)	620	108,419

Securities, Commodity Contracts and Other Finance - 0.0% (c)
Lucid Group, Inc. (a)	2,332	40,017

Specialty Trade Contractors - 0.0% (d)
NetEase, Inc. - ADR (b)	287	26,794

Telecommunications - 0.2%
T-Mobile U.S., Inc. (a)	1,676	225,489
Zoom Video Communications, Inc. - Class A (a)	331	35,738
		261,227
Transportation Equipment Manufacturing - 0.4%
PACCAR, Inc.	462	38,041
Tesla, Inc. (a)	861	579,815
		617,856
Truck Transportation - 0.0% (c)
Old Dominion Freight Line, Inc.	156	39,980

Utilities - 0.1%
American Electric Power Co., Inc.	687	65,911
Constellation Energy Corp.	454	25,996
Exelon Corp.	1,316	59,641
Xcel Energy, Inc.	732	51,796
		203,344
TOTAL COMMON STOCKS (Cost $15,351,866)		14,377,214

U.S. GOVERNMENT OBLIGATIONS - 89.5%	Principal Amounts
U.S. Treasury Notes - 89.5%
1.625% , 4/30/2023	13,550,000	13,413,461
2.750% , 4/30/2023	13,550,000	13,536,262
1.750% , 5/15/2023	13,550,000	13,418,251
0.125% , 5/31/2023	13,550,000	13,215,022
1.625% , 5/31/2023	13,550,000	13,395,445
0.250% , 6/15/2023	13,550,000	13,206,050
1.375% , 6/30/2023	13,550,000	13,342,516
0.125% , 7/15/2023	13,550,000	13,160,582
0.125% , 7/31/2023	13,550,000	13,145,617
0.125% , 8/15/2023	13,550,000	13,128,150
TOTAL U.S. TREASURY NOTES (Cost $133,419,478)		132,961,356

Total Investments (Cost $148,771,344) — 99.2%		147,338,570
Other assets and liabilities, net — 0.8%		1,247,419
TOTAL NET ASSETS — 100.0%		$148,585,989

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$14,377,214	$-	$-	$14,377,214
U.S. Treasury Notes	-	132,961,356	-	132,961,356
Total Investments - Assets	$14,377,214	$132,961,356	$-	$147,338,570

* See the Schedule of Investments for industry classifications.